Financial risk management (Detail 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (1,483)	$ (984)	$ (2,869)	$ (1,869)